Employee benefits	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Employee benefits

29.Employee benefits

	31 December	31 December
	2023	2022
Defined benefit plans provision	1,684,487	2,621,135
Unused vacation provision	367,838	328,351
	2,052,325	2,949,486

Provision for defined benefit plans

Movements in provision for retirement pay liability are as follows:

	2023	2022
Balance at 1 January	2,621,135	1,391,572
Service cost	352,454	164,086
Past service cost	3,821	3,574
Remeasurements	149,757	1,824,873
Interest expense	162,917	185,615
Benefit payments	(564,023)	(111,268)
Inflation adjustment	(1,041,575)	(837,317)
Balance at 31 December	1,684,487	2,621,135

29.Employee benefits (continued)

The sensitivity of provision for retirement pay liability to changes in the significant actuarial assumptions is:

31 December 2023	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.1)%	17.0%	17.2%	(14.4)%
Impact on provision for defined benefit plans	(237,007)	286,194	290,406	(243,240)

31 December 2022	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.4)%	16.3%	16.5%	(13.8)%
Impact on provision for defined benefit plans	(403,655)	498,016	495,395	(408,897)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

Defined contribution plans

Obligations for contribution to defined contribution plans are recognized as an expense in the consolidated statement of profit or loss as incurred. The Group is obliged to contribute a certain percentage of personnel wages to pension plans. The Group incurred TL 75,500 and TL 105,964 in relation to the defined contribution retirement plan for the years ended 31 December 2023 and 2022 respectively.

Share based payments

The Group has a share performance-based payment plan (cash settled incentive plan) in order to build a common interest with its shareholders, support sustainable success, and ensure loyalty of key employees. The KPIs of the plan are; the total shareholder return in excess of weighted average cost of capital (WACC), and ranking of total shareholder return in comparison with BIST-30 and peer group. Bonus amount is determined according to these evaluations, and it is distributed over a three-year payment plan. As of 31 December 2023, the Group recognized expenses of TL 201,136 regarding this plan (31 December 2022: None)